Non-controlling interest -Summarized balance sheet - (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Assets	$ 71,498	$ 73,903
Liabilities	(79,787)	(80,687)
Non-current
Assets	284,943	266,698
Corona
Current
Assets	78,207	67,867
Liabilities	(36,622)	(39,466)
Total current net assets	41,585	28,401
Non-current
Assets	162,733	155,259
Liabilities	(37,519)	(39,404)
Total non-current net assets	125,214	115,855
Net assets	$ 166,799	$ 144,256